Acquisitions (Purchase Price Allocation) (Details) - USD ($) $ in Millions	9 Months Ended	12 Months Ended
	Sep. 30, 2016	Dec. 31, 2016	Dec. 31, 2015	Dec. 14, 2015	Dec. 31, 2014
Business Acquisition [Line Items]
Goodwill		$ 12,291	$ 12,079		$ 8,535
Finite-Lived Intangible Assets, Accumulated Amortization		(1,220)	(703)
Finite-Lived Intangible Assets, Net		3,927	4,238
Interactive Data [Member]
Business Acquisition [Line Items]
Property and equipment				$ 301
Goodwill				3,242
Deferred tax liabilities on identifiable intangible assets				(1,057)
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Finite-Lived Intangibles				2,883
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Current Assets, Prepaid Expense and Other Assets				$ 259
Finite-lived Intangible Assets Acquired			2,883
Finite-Lived Intangible Assets, Accumulated Amortization		(172)
Finite-Lived Intangible Assets, Net		2,633
Interactive Data Holdings Corporation Acquisition [Member]
Business Acquisition [Line Items]
Finite-Lived Intangible Assets, Translation Adjustments	$ (78)
Customer Relationships [Member] | Interactive Data [Member]
Business Acquisition [Line Items]
Finite-lived Intangible Assets Acquired			2,452
Finite-Lived Intangible Assets, Accumulated Amortization		(104)
Finite-Lived Intangible Assets, Net		2,281
Customer Relationships [Member] | Interactive Data Holdings Corporation Acquisition [Member]
Business Acquisition [Line Items]
Finite-Lived Intangible Assets, Translation Adjustments	(67)
Developed Technology Rights [Member] | Interactive Data [Member]
Business Acquisition [Line Items]
Finite-lived Intangible Assets Acquired			168
Finite-Lived Intangible Assets, Accumulated Amortization		(26)
Finite-Lived Intangible Assets, Net		138
Developed Technology Rights [Member] | Interactive Data Holdings Corporation Acquisition [Member]
Business Acquisition [Line Items]
Finite-Lived Intangible Assets, Translation Adjustments	(4)
In Process Research and Development [Member] | Interactive Data Holdings Corporation Acquisition [Member]
Business Acquisition [Line Items]
Finite-Lived Intangible Assets, Translation Adjustments	(4)
Market Data Provider Relationships [Member] | Interactive Data [Member]
Business Acquisition [Line Items]
Finite-lived Intangible Assets Acquired			11
Finite-Lived Intangible Assets, Accumulated Amortization		(1)
Finite-Lived Intangible Assets, Net		10
Market Data Provider Relationships [Member] | Interactive Data Holdings Corporation Acquisition [Member]
Business Acquisition [Line Items]
Finite-Lived Intangible Assets, Translation Adjustments	0
Database Rights [Member] | Interactive Data [Member]
Business Acquisition [Line Items]
Finite-lived Intangible Assets Acquired			109
Finite-Lived Intangible Assets, Accumulated Amortization		(28)
Finite-Lived Intangible Assets, Net		78
Trademarks and Trade Names [Member] | Interactive Data [Member]
Business Acquisition [Line Items]
Finite-lived Intangible Assets Acquired			12
Finite-Lived Intangible Assets, Accumulated Amortization		(11)
Finite-Lived Intangible Assets, Translation Adjustments		(3)
Finite-Lived Intangible Assets, Net		1
Trademarks and Trade Names [Member] | Interactive Data Holdings Corporation Acquisition [Member]
Business Acquisition [Line Items]
Finite-Lived Intangible Assets, Translation Adjustments	$ 0
Noncompete Agreements [Member] | Interactive Data [Member]
Business Acquisition [Line Items]
Finite-lived Intangible Assets Acquired		2	2
Finite-Lived Intangible Assets, Accumulated Amortization		(2)
Finite-Lived Intangible Assets, Translation Adjustments		0
Finite-Lived Intangible Assets, Net		0
In Process Research and Development [Member] | Interactive Data [Member]
Business Acquisition [Line Items]
Finite-Lived Intangible Assets, Accumulated Amortization		0
Indefinite-lived Intangible Assets Acquired		$ 125	$ 129